Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Description of Business
1.	Description of Business

Safe and Green Development Corporation (the “Company” or “SG DevCo”), previously known as SGB Development Corp., a Delaware corporation was incorporated on February 17, 2021. The Company was formed for the purpose of real property development primarily in the acquisition, development, management, sale and leasing of green single or multi-family projects in underserved regions nationally. The Company has a minority interest in Norman Berry II Owners LLC and JDI-Cumberland Inlet LLC as described further below.

The Company began operations during 2021 and has incurred a net loss during since inception. Historically, the Company’s operations have primarily been funded through advances from Safe & Green Holdings Corp., the Company’s parent company (“Parent”) and the Company has been largely dependent upon Parent for funding This factor has raised substantial doubt of the Company’s ability to continue as a going concern. The Company has also funded operations through a recent bridge note financing of which it have raised $1,750,000 to date, two lien notes in the aggregate amount of $2,500,000 on the Lago Vista property, which were paid off in March 2023 in connection with the refinancing described below. Management believes that these actions will enable the Company to continue as a going concern.

In December 2022, Parent and then owner of 100% of our issued and outstanding securities, announced its plan to separate the Company and Parent into two separate publicly traded companies (the “Separation”). To implement the Separation, on September 27, 2023 (the “Distribution Date”), Parent, effected a pro rata distribution to Parent’s stockholders of approximately 30% of the outstanding shares of the Company’s common stock (the “Distribution”). In connection with the Distribution, each Parent stockholder received 0.930886 shares of the Company’s common stock for every five (5) shares of Parent common stock held as of the close of business on September 8, 2023, the record date for the Distribution, as well as a cash payment in lieu of any fractional shares. Immediately after the Distribution, the Company was no longer a wholly owned subsidiary of Parent and Parent held approximately 70% of the Company’s issued and outstanding securities. On September 28, 2023, the Company’s common stock began trading on the Nasdaq Capital Market under the symbol “SGD.”

In connection with the Separation and Distribution, the Company entered into a separation and distribution agreement and several other agreements with Parent. These agreements provide for the allocation between Parent and the Company of the assets, employees, liabilities and obligations (including, among others, investments, property, employee benefits and tax-related assets and liabilities) of Parent and its subsidiaries attributable to periods prior to, at and after the Separation and will govern the relationship between the Company and Parent subsequent to the completion of the Separation. In addition to the separation and distribution agreement, the other principal agreements entered into with Parent included a tax matters agreement and a shared services agreement.

1.	Description of Business

Safe and Green Development Corporation (the “Company,” “we”, “us” or “our”), previously known as SGB Development Corp., a Delaware corporation was incorporated on February 17, 2021. The Company was formed with the purpose of real property development primarily in the acquisition, development, management, sale and leasing of green single or multi-family projects in underserved regions nationally. The Company has a minority interest in Norman Berry II Owners LLC and JDI-Cumberland Inlet LLC as described further below.

The Company began operations during 2021 and has incurred a net loss during such period. In addition, as of December 31, 2022, the Company has minimal cash or cash equivalents on hand. Since inception, the Company has been funded by Safe & Green Holdings Corp., the Company’s parent company (“Parent”) and the Company relies solely on the Parent to fund operations and has raised substantial doubt of the Company’s ability to continue as a going concern. The Company will continue to rely on its Parent to fund the operations of the Company until positive cash flows are received. Management believes that these actions will enable the Company to continue as a going concern.